Document and Entity Information	Jul. 11, 2021
Cover [Abstract]
Entity Registrant Name	LAKELAND BANCORP INC
Amendment Flag	false
Entity Central Index Key	0000846901
Document Type	8-K
Document Period End Date	Jul. 11, 2021
Entity Incorporation State Country Code	NJ
Entity File Number	000-17820
Entity Tax Identification Number	22-2953275
Entity Address, Address Line One	250 Oak Ridge Road
Entity Address, City or Town	Oak Ridge
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07438
City Area Code	(973)
Local Phone Number	697-2000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	LBAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false